Debt	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt	Debt

Long-term debt balances, including obligations for finance leases, and associated interest rates and maturities as of June 30, 2019, were as follows:

	June 30,	December 31,
	2019	2018
	(in millions)
Senior secured term loan facility with a rate of 4.15%, due 2026	$2,619	$3,119
Senior notes with a rate of 4.250%, due 2024	1,000	1,000
Senior notes with a rate of 4.625%, due 2025	900	900
Senior notes with a rate of 5.125%, due 2026	1,500	1,500
Senior notes with a rate of 4.875%, due 2027	600	600
Senior notes with a rate of 4.875%, due 2030	1,000	—
Finance lease liabilities with an average rate of 5.80%, due 2019 to 2030	260	225
Other debt with a rate of 3.08% due 2026	18	17
	7,897	7,361
Less: unamortized deferred financing costs and discount	(88)	(79)
Less: current maturities of long-term debt(1)	(37)	(16)
	$7,772	$7,266
____________

(1)	Represents current maturities of finance lease liabilities.

Our senior secured credit facilities consist of a senior secured revolving credit facility (the "Revolving Credit Facility") and a senior secured term loan facility (the "Term Loans"). The obligations of our senior secured credit facilities are unconditionally and irrevocably guaranteed by the Parent and substantially all of its direct and indirect wholly owned domestic subsidiaries.

In June 2019, we amended the Term Loans to extend the maturity date to June 2026 with a discount of 0.25 percent and also incurred $2 million of debt issuance costs. We also amended the Revolving Credit Facility to increase the borrowing capacity to $1.75 billion, $250 million of which is available in the form of letters of credit, and extended the maturity date to June 2024. In connection with this amendment, we incurred $7 million of debt issuance costs, which were included in other non-current assets in our condensed consolidated balance sheet as of June 30, 2019. As of June 30, 2019, we had $59 million of outstanding letters of credit, resulting in an available borrowing capacity under the Revolving Credit Facility of $1.69 billion. We are required to pay a commitment fee of 0.125 percent per annum under the Revolving Credit Facility in respect of the unused commitments thereunder.

In June 2019, we issued $1.0 billion aggregate principal amount of 4.875% Senior Notes due 2030 (the "2030 Senior Notes"), and incurred $13 million of debt issuance costs. Interest on the 2030 Senior Notes is payable semi-annually in arrears on January 15 and July 15 of each year, beginning January 2020. We used a portion of the net proceeds from the issuance of the 2030 Senior Notes to repay $500 million outstanding on our Term Loans and to repay $225 million outstanding under our
Revolving Credit Facility. In connection with the repayment of the Term Loans, we recognized $8 million of fees and unamortized deferred financing costs and discount, which were included in other non-operating income (loss), net, in our condensed consolidated statements of operations for the three and six months ended June 30, 2019.

The 4.250% Senior Notes due 2024 (the "2024 Senior Notes"), the 4.625% Senior Notes due 2025 (the "2025 Senior Notes"), the 5.125% Senior Notes due 2026 (the "2026 Senior Notes"), the 4.875% Senior Notes due 2027 (the "2027 Senior Notes") and the 2030 Senior Notes are guaranteed on a senior unsecured basis by the Parent and substantially all of its direct and indirect wholly owned domestic subsidiaries that are themselves not issuers of the applicable series of senior notes. See Note 15: "Condensed Consolidating Guarantor Financial Information" for additional information.

The contractual maturities of our long-term debt as of June 30, 2019 were as follows:

Year	(in millions)
2019 (remaining)	$19
2020	35
2021	28
2022	20
2023	21
Thereafter	7,774
$7,897

Debt

Long-term Debt

Long-term debt balances, including obligations for capital leases, and associated interest rates as of December 31, 2018 were as follows:

	December 31,
	2018	2017
	(in millions)
Senior notes with a rate of 4.250%, due 2024	$1,000	$1,000
Senior notes with a rate of 4.625%, due 2025	900	900
Senior notes with a rate of 5.125%, due 2026	1,500	—
Senior notes with a rate of 4.875%, due 2027	600	600
Senior secured term loan facility with a rate of 4.26%, due 2023	3,119	3,929
Capital lease obligations with an average rate of 6.43%, due 2021 to 2030	225	233
Other debt with an average rate of 3.08%, due 2026	17	21
	7,361	6,683
Less: unamortized deferred financing costs and discount	(79)	(81)
Less: current maturities of long-term debt(1)	(16)	(46)
	$7,266	$6,556
____________

(1)	Balance as of December 31, 2017 is net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.

Senior Notes

In April 2018, we issued $1.5 billion aggregate principal amount of 5.125% Senior Notes due 2026 (the "2026 Senior Notes"), and incurred $21 million of debt issuance costs. Interest on the 2026 Senior Notes is payable semi-annually in arrears on May 1 and November 1 of each year, beginning November 2018. We used a portion of the net proceeds from the issuance of the 2026 Senior Notes, together with borrowings under our senior secured revolving credit facility (the "Revolving Credit Facility") and available cash, to repurchase 16.5 million shares of our common stock from HNA for $1,171 million and repay $500 million outstanding under our senior secured term loan facility (the "Term Loans"). See "Senior Secured Credit Facilities" below for additional information.

In March 2017, we used the proceeds from issuances of the 4.625% Senior Notes due 2025 (the "2025 Senior Notes") and the 4.875% Senior Notes due 2027 (the "2027 Senior Notes"), to redeem in full $1.5 billion of Senior Notes due 2021 (the "2021 Senior Notes"). In connection with the repayment, we paid a redemption premium of $42 million and accelerated the recognition of $18 million of unamortized deferred financing costs, which were included in loss on debt extinguishment in our consolidated statement of operations for the year ended December 31, 2017.

The 4.250% Senior Notes due 2024 (the "2024 Senior Notes"), the 2025 Senior Notes, the 2026 Senior Notes and the 2027 Senior Notes are guaranteed on a senior unsecured basis by the Parent and substantially all of its direct and indirect wholly owned domestic subsidiaries. See Note 23: "Condensed Consolidating Guarantor Financial Information" for additional information.

Senior Secured Credit Facilities

Our senior secured credit facility consists of a $1.0 billion Revolving Credit Facility and the Term Loans. The obligations of our senior secured credit facility are unconditionally and irrevocably guaranteed by the Parent and substantially all of its direct and indirect wholly owned domestic subsidiaries. During the year ended December 31, 2018, we borrowed $150 million under the Revolving Credit Facility, and all amounts borrowed were repaid in the same period. Subsequent to December 31, 2018, we drew a net $100 million under the Revolving Credit Facility.

In December 2018, we repaid an additional $300 million outstanding under our Term Loans, and as a result of the repayments made during the year ended December 31, 2018, we accelerated the recognition of $8 million of unamortized deferred financing costs and discount, which were included in other non-operating income, net in our consolidated statement of operations. Additionally, the interest rate on the remaining balance of the Term Loans was reduced by 25 basis points to LIBOR plus 175 basis points.

As of December 31, 2018, we had $63 million of letters of credit outstanding under our Revolving Credit Facility and a borrowing capacity of $937 million. We are required to pay a commitment fee of 0.125 percent per annum under the Revolving Credit Facility in respect of the unused commitments thereunder.

Debt Maturities

The contractual maturities of long-term debt as of December 31, 2018, were as follows:

Year	(in millions)
2019	$16
2020	17
2021	18
2022	19
2023	3,139
Thereafter	4,152
$7,361